Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We have certain practices regarding the timing of equity grants. For equity awards to our employees (excluding any Section 16 officers), our Compensation Committee has established an Incentive Award Committee that may grant up to 1,000,000 shares underlying equity award to employees in a fiscal year. The Compensation Committee currently does not take material non-public information into account when determining the timing and terms of equity awards, except that if we determine that it is in possession of material non-public information on an anticipated grant date, the Compensation Committee expects to defer the grant until a date on which the Company is not in the possession of material non-public information. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	We have certain practices regarding the timing of equity grants. For equity awards to our employees (excluding any Section 16 officers), our Compensation Committee has established an Incentive Award Committee that may grant up to 1,000,000 shares underlying equity award to employees in a fiscal year.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee currently does not take material non-public information into account when determining the timing and terms of equity awards, except that if we determine that it is in possession of material non-public information on an anticipated grant date, the Compensation Committee expects to defer the grant until a date on which the Company is not in the possession of material non-public information. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false